Variable Interest Entities - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 Trust	Dec. 31, 2013 Trust	Dec. 31, 2012
Variable Interest Entity [Line Items]
Outstanding balance of collateral for mandatory clean-up call obligation		$ 418,400,000
VIE Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Aggregate number of securitization trusts consolidated and not consolidated with reimbursement obligations	11	11
Reimbursement obligation of LOC, if drawn	165,000,000	165,000,000
Amount of LOCs available for eleven securitization trusts	268,600,000	273,600,000	285,400,000
VIE Primary Beneficiary [Member] | Residual Trusts [Member]
Variable Interest Entity [Line Items]
Number of securitization trusts related to Residual Trusts		12
VIE Primary Beneficiary [Member] | Non-Residual Trusts [Member]
Variable Interest Entity [Line Items]
Number of securitization trusts related to Non-Residual Trusts		10
Mandatory clean-up calls must be performed on the Non-Residual Trusts when each loan pool falls to this percent of the original principal balance		10.00%
Expected period to exercise mandatory clean-up call obligation	2017 and continuing through 2019	2017 and continuing through 2019
Outstanding balance of collateral for mandatory clean-up call obligation	417,900,000	418,400,000
Number of securitization trusts consolidated and not consolidated with reimbursement obligations		7
VIE Not Primary Beneficiary [Member] | Servicing Arrangements with Letter of Credit Reimbursement Obligation [Member]
Variable Interest Entity [Line Items]
Number of securitization trusts consolidated and not consolidated with reimbursement obligations		4
Unpaid Principal Balance of Total Assets of Unconsolidated VIEs		$ 197,338,000	$ 223,251,000